Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets at June 30, 2022 and December 31, 2021, consisted of the following:

	June 30, 2022	December 31, 2021
Licenses (Note 5)	$1,000	1,000
Accumulated amortization	-	-
Net intangible assets	$1,000	1,000

Intangible assets at December 31, 2021 and 2020, consisted of the following:
	2021	2020
Licenses (Note 5)	$1,000	$1,000
Accumulated amortization	-	-
Net intangible assets	$1,000	$1,000